Capitalized interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Capitalized interest
Summary of capitalized interest activity

	Three Months Ended March 31,
	2023	2022
Capitalized interest at January 1:	$1,250,460	$1,190,318
Interest cost capitalized	2,237,900	837,780
Interest cost expensed	(2,386,832)	(957,900)
Capitalized interest at March 31:	$1,101,528	$1,070,198

	2022	2021
Capitalized interest at January 1:	$1,190,318	$812,874
Interest cost capitalized	5,515,372	3,400,879
Interest cost expensed	(5,455,230)	(3,023,435)
Capitalized interest at December 31:	$1,250,460	$1,190,318